Equity - Summary of Capital Stock (Detail) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Capital stock (in shares)	16,806,657	16,806,657	16,806,658
A
Disclosure of classes of share capital [line items]
Capital stock (in shares)	7,936,628	7,936,628	7,936,628
B
Disclosure of classes of share capital [line items]
Capital stock (in shares)	1,575,624	1,575,624	1,575,624
D
Disclosure of classes of share capital [line items]
Capital stock (in shares)	4,668,365	4,668,365	4,668,366
Series L shares, without par value
Disclosure of classes of share capital [line items]
Capital stock (in shares)	2,626,040	2,626,040	2,626,040